OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING SEGMENTS

	Six Months Ended June 30, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$2,231	$882	$153	$3,266
Inter-segment	-	(31)	-	(31)
Total	2,231	851	153	3,235

Segment loss	176	780	6,285	7,241
Gain on revaluation of warrant liability				(3,775)
Finance expense, net				104
Tax expenses				-
Loss				$3,570

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

	Six Months Ended June 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,612	$1,436	$4,701	$7,749
Inter-segment	-	(281)	-	(281)
Total	1,612	1,155	4,701	7,468

Segment loss (gain)	548	(56)	8,276	8,768
Loss on revaluation of warrant liability				2,344
Finance expense, net				153
Tax expenses				-
Loss				$11,265

	Three Months Ended June 30, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,047	$394	$97	$1,538
Inter-segment	-	-	-	-
Total	1,047	394	97	1,538

Segment loss	155	409	2,955	3,519
Gain on revaluation of warrant liability				(421)
Finance expense, net				76
Tax expenses				-
Loss				$3,174

	Three Months Ended June 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$795	$772	$1,575	$3,141
Inter-segment	-	(281)	-	(281)
Total	795	491	1,575	2,860

Segment loss	277	122	4,339	4,738
Loss on revaluation of warrant liability				2,749
Finance expense, net				(65)
Tax expenses				-
Loss				$7,422